Pension and Other Postretirement Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Effect on postretirement benefit obligation,1% Decrease	$ 336
Effect on total service and interest cost,1% Increase	23
Percentage of pre-tax earnings paid for profit sharing plan	15.00%	15.00%
Share-based compensation program pre-tax profits excluding special items, profit sharing expense and share-based compensation program expense threshold	10	10
Profit sharing and payroll tax expense	119	265	166
Multiemployer Plans, Pension | IAM National Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Multi-employer plan contributions	350
Multiemployer Plans, Pension | IAM National Pension Plan | Minimum
Defined Benefit Plan Disclosure [Line Items]
Percent of company's contribution to plan		5.00%
United Airlines, Inc.
Defined Benefit Plan Disclosure [Line Items]
Contribution to defined contribution plans by employer	366	325	254
United Airlines, Inc. | Non-Elective Employer Contributions | Minimum
Defined Benefit Plan Disclosure [Line Items]
Employer contribution, percentage	1.00%
United Airlines, Inc. | Non-Elective Employer Contributions | Maximum
Defined Benefit Plan Disclosure [Line Items]
Employer contribution, percentage	16.00%
United Airlines, Inc. | International Association Of Machinists
Defined Benefit Plan Disclosure [Line Items]
IAM multi-employer plan contributions	36	34	34
United Airlines, Inc. | Multiemployer Plans, Pension | IAM National Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Multi-employer plan contributions	36	34
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions	217
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Effect on postretirement benefit obligation,1% Decrease	(280)
Effect on total service and interest cost,1% Increase	22
Expected employer contributions	$ 134
Other Postretirement Benefits | Deposit Administration Fund
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	100.00%